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                           FULBRIGHT & JAWORSKI L.L.P.
                   A Registered Limited Liability Partnership
                          666 Fifth Avenue, 31st Floor
                          New York, New York 10103-3198
                                www.fulbright.com

MROGERS@FULBRIGHT.COM                             TELEPHONE:      (212) 318-3000
DIRECT DIAL:  (212) 318-3206                      FACSIMILE:      (212) 318-3400


                                 April 20, 2006


VIA EDGAR AND FEDERAL EXPRESS

Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C.  20549-3561

      Re:   Delek US Holdings, Inc.
            Registration Statement on Form S-1
            File No. 333-131675
            ----------------------------------------------

Dear Mr. Benson:

      On behalf of Delek US Holdings, Inc. (the "Company"), we hereby submit to you Amendment No. 3 to the Company's above-referenced Registration Statement on Form S-1, reflecting changes made since the submission of Amendment No. 2 to the Registration Statement on April 19, 2006 and the filing of Exhibit 4.1, a specimen common stock certificate.

      If you have any comments or questions, please feel free to contact the undersigned at (212) 318-3206 or Manuel Rivera at (212) 318-3296.

                                       Very truly yours,

                                       /s/ Mara H. Rogers

                                       Mara H. Rogers

Enclosures

cc:   H. Christopher Owings, Assistant Director
      Regina Balderas, Staff Accountant
      William Choi, Accounting Branch Chief
      Ellie Quarles, Special Counsel
      Ezra Uzi Yemin, Delek US Holdings, Inc.
      D. Rhett Brandon, Esq., Simpson Thacher & Bartlett L.L.P.